Basis of Presentation and Significant Accounting Policies - Accounts Receivable (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning balance	$ 5,594	$ 5,356	$ 5,356	$ 4,138	$ 3,541
Provision for doubtful accounts	5,918	$ 3,968	19,405	22,465	19,624
Write-offs and adjustments	(5,704)		(19,167)	(21,247)	(19,027)
Balance at end of period	$ 5,808		$ 5,594	$ 5,356	$ 4,138